Revenue	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
Initial adoption of new ASU

On January 1, 2018, we adopted ASU 2014-09 “Revenue from Contracts with Customers” (Topic 606) and all the related amendments using the modified retrospective method. We recognized the cumulative effect of initially applying the new revenue standard as a $2.3 reduction to the opening balance of “Retained earnings.”

Performance Obligations and Shipping and Handling Costs
We recognize revenue when performance obligations, under the terms of a contract with our customers, are satisfied. Substantially all of our revenue is recognized upon transfer of control of our products to our customers, which is generally upon shipment from our facilities or upon delivery to our customers' facilities, and is dependent on the terms of the specific contract. This conclusion considers the point at which our customers have the ability to direct the use of and obtain substantially all of the remaining benefits of the products that were transferred. Substantially all unsatisfied performance obligations as of December 31, 2020, will be satisfied within one year or less. Shipping and handling costs are included as a component of “Cost of goods sold.”
Sales, value added, and other taxes collected in connection with revenue-producing activities are excluded from revenue.
Sales Allowances and Returns
The amount of consideration we receive and revenue we recognize varies with changes in various sales allowances, discounts, and rebates (variable consideration) that we offer to our customers. We reduce revenue by our estimates of variable consideration, based on contract terms and historical experience. Changes in estimates of variable consideration for the periods presented were not material.
Some of our products transferred to customers can be returned, and we recognize the following for this right:
•An estimated refund liability and a corresponding reduction to revenue, based on historical returns experience.
•An asset and a corresponding reduction to cost of sales for our right to recover products from customers upon settling the refund liability. We reduce the carrying amount of these assets by estimates of costs associated with the recovery and any additional expected reduction in value.

Our refund liability and the corresponding asset associated with our right to recover products from our customers were immaterial for the periods presented.
Other
We expect that at contract inception, the time period between when we transfer a promised good to our customer and our receipt of payment from that customer for that good will be one year or less (our typical trade terms are 30 to 60 days for U.S. customers and up to 90 days for our international customers).
We generally expense costs of obtaining a contract because the amortization period would be one year or less.
Revenue by Product Family
We disaggregate revenue by customer group, which is the same as our product families for each of our segments, as we believe this best depicts how the nature, amount, timing, and uncertainty of our revenue and cash flows are affected by economic factors. For information regarding our new segment structure, see Note F.

	Year Ended December 31
	2020	2019	2018
Bedding Products
Bedding Group [1]	$2,039.3	$2,254.3	$1,795.3
	2,039.3	2,254.3	1,795.3
Specialized Products
Automotive Group	719.0	816.1	823.3
Aerospace Products Group	102.4	157.7	148.9
Hydraulic Cylinders Group	69.8	93.0	84.1
	891.2	1,066.8	1,056.3
Furniture, Flooring & Textile Products
Home Furniture Group	320.9	357.4	390.3
Work Furniture Group	231.1	297.3	291.4
Flooring & Textile Products Group	797.7	776.7	736.2
	1,349.7	1,431.4	1,417.9
	$4,280.2	$4,752.5	$4,269.5

[1] The ECS acquisition occurred in January 2019. See Note R.